Organization and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
1.	Organization and Summary of Significant Accounting Policies
IronNet, Inc. (hereinafter “IronNet”, “we”, “us”, “our”, or “the Company”), through IronNet Cybersecurity, Inc. (“Legacy IronNet”) and its subsidiaries (collectively “Combined Company”), provides a suite of technologies that provide real-time threat assessment and updates, behavioral modeling, big data analytics, and proactive threat detection and response capabilities as well as consulting services and training programs to protect against current and emerging cyber-threats.
The Company, whose securities are listed on the New York Stock Exchange (“NYSE”), serves as the holding company for the businesses of Legacy IronNet and its subsidiaries. Its headquarters are located in McLean, VA. Legacy IronNet was incorporated in the state of Delaware on April 30, 2019.
Merger Agreement
On August 26, 2021, LGL Systems Acquisition Corp. (“Legacy LGL”), through its subsidiary LGL Systems Merger Sub Inc. (“Merger Sub”) and Legacy IronNet, all of them Delaware corporations, consummated the closing of the transactions contemplated by the Merger Agreement, dated March 15, 2021 and as amended August 6, 2021, by and among Legacy IronNet, Legacy LGL, and Merger Sub, following their approval at a special meeting of the stockholders of Legacy LGL held on August 26, 2021 (the “Merger”).
Pursuant to the terms of the Merger Agreement, a merger of Legacy IronNet and Legacy LGL was effected by the merger of Merger Sub with and into Legacy IronNet, with Legacy IronNet surviving the Merger as a wholly-owned subsidiary of Legacy LGL. Following the consummation of the Merger, Legacy LGL changed its name from LGL Systems Acquisition Corp. to IronNet, Inc. on the closing date.
Pursuant to the Merger Agreement, at the effective time of the Merger, (i) each outstanding share of Legacy IronNet common stock and preferred stock (with each share of Legacy IronNet preferred stock being treated as if it were converted into ten (10) shares of Legacy IronNet common stock on the effective date of the Merger) was converted into the right to receive (a) a number of shares of Company common stock equal to the Exchange Ratio (as defined below) and (b) a cash amount payable in respect of fractional shares of Legacy IronNet common stock that would otherwise be issued in connection with the foregoing conversion, if applicable, and (ii) each Legacy IronNet option, restricted stock unit, restricted stock award that was outstanding immediately prior to the closing of the Merger (and by its terms did not terminate upon the closing of the Merger) remains outstanding and (x) in the case of options, represents the right to purchase a number of shares of Company common stock equal to the number of shares of Legacy IronNet common stock subject to such option multiplied by the Exchange Ratio used for Legacy IronNet common stock (rounded down to the nearest whole share) at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio (rounded up to the nearest whole cent) and (y) in the case of restricted stock units and restricted stock awards, represent a number of shares of Company common stock equal to the number of shares of Legacy IronNet common stock subject to such restricted stock unit or restricted stock award multiplied by the Exchange Ratio (rounded down to the nearest whole share). In addition, Legacy IronNet stockholders and eligible holders of options, restricted stock unit awards and restricted stock awards (as applicable, only to the extent time vested as of the closing of the Merger) were also eligible to receive additional merger consideration in the form of a pro rata portion of 1,078 shares of Company common stock if the volume weighted average closing share price for the Company’s common stock equaled or exceeded $13.00 for ten (10) consecutive days during the two-year
period following the closing of the Merger. This condition was satisfied and the additional shares of Company common stock were issued in September 2021.
The Exchange Ratio was 0.8141070 of a share of Company common stock per fully-diluted share of Legacy IronNet common stock.

On August 26, 2021, the Company received $13,251 held in Legacy LGL’s trust account net of redemptions. Transaction costs related to the issuance of the trust shares were $9,038.
In connection with the execution of the Merger Agreement, a number of purchasers (each, a “Subscriber”) purchased from the Company an aggregate of 12,500,000 shares of Company common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $125,000, pursuant to separate subscription agreements entered into effective as of March 15, 2021. Transaction costs related with the issuance were $21,180.
Basis of Presentation and Principles of Consolidation
The unaudited interim condensed consolidated financial statements and accompanying notes are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial reporting. The Company’s condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.
The Merger was accounted for as a Reverse Recapitalization in accordance with Accounting Standards Codification (“ASC”) 805, Business Combination.
As a result of Legacy IronNet being the accounting acquirer in the Merger, the financial reports filed with the SEC by the Company subsequent to the Merger are prepared as if Legacy IronNet is the accounting predecessor of the Company. The historical operations of Legacy IronNet are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Legacy IronNet prior to the Merger; (ii) the consolidated results of the Company, following the Merger on August 26, 2021; (iii) the assets and liabilities of Legacy IronNet at their historical cost; and (iv) the Company’s equity structure for all periods presented. The recapitalization of the number of shares of common stock is reflected retroactively to the earliest period presented and will be utilized for calculating loss per share in all prior periods presented.
These unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements of Legacy IronNet, Inc. and accompanying notes thereto for the year ended January 31, 2021. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.
The Company’s fiscal year ends on January 31. References to fiscal 2022, for example, refer to the fiscal year ending January 31, 2022.
The results of operations for the nine and three months ended October 31, 2021 are not necessarily indicative of the operating results that may be expected for the full fiscal year ending January 31, 2022 or any future period.
The accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, except for the adjustments described as part of the Merger discussed in Note 2, necessary for a fair statement of the Company’s financial position as of October 31, 2021, its results of operations for the three and nine months ended October 31, 2021 and 2020, and cash flows for the nine months ended October 31, 2021 and 2020.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Such estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results may differ from estimates under different assumptions or conditions.

The Company recognized Public Warrants in equity at fair value as of the effective date of the Merger and recognized $15,740 in additional paid in capital.
Warrants
The Company accounts for the 8,606,473 warrants (comprised of 8,596,273 Public Warrants and 10,200 Private Warrants) in accordance with the guidance contained in ASC
815-40-15-7D.
The Private Warrants do not meet the criteria for equity classification and they are recorded as liabilities. Accordingly, the Company classifies the warrant instruments as liabilities at their fair value and adjusts the instrument to fair value at each reporting period. These liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations. The fair value of the Private Warrants has been determined based on a Monte Carlo model.
In connection with the Merger, the Public Warrants were recorded within equity at a fair value of $15,740. The Public Warrants meet the criteria for equity classification and are recorded within Stockholders’ Equity. Accordingly, Public Warrants are initially measured at fair value and are not subject to re-measurement
at each balance sheet date unless, in subsequent periods the Public Warrants no longer qualify for equity classification. The fair value of the Public Warrants issued by the Company has been determined using the quoted price.
Recent Accounting Pronouncements not Yet Adopted
The FASB issued ASU
No.2016-02,
Leases
(Topic 842) (“ASU
2016-02”),
which supersedes the current lease requirements in ASC 840,
Leases
. ASU
2016-02
requires lessees to recognize a
right-of-use
asset and related lease liability for all leases, with a limited exception for short-term leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the consolidated balance sheets. The reporting of lease-related expenses in the consolidated statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective the earlier of the year ending January 31, 2023 or the time at which we no longer qualify as an EGC (“Emerging Growth Company”) and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is currently evaluating the impact of adopting the new standard. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s consolidated balance sheets.
In June 2016, the FASB issued
ASU2016-13,
Measurement of Credit Losses on Financial Instruments
(Topic 326). This standard requires a new method for recognizing credit losses that is referred to as the current expected credit loss (“CECL”) method. The CECL method requires the recognition of all losses expected over the life of a financial instrument upon origination or purchase of the instrument, unless the Company elects to recognize such instruments at fair value with changes in profit and loss (the fair value option). This standard is effective for the Company for the earlier of the fiscal years beginning after December 15, 2022 or the time at which we no longer qualify as an EGC. Management is currently evaluating the potential impact of this guidance on its financial statements.
New Accounting Pronouncement Adopted in Fiscal 2022
In December 2019, the FASB issued Accounting Standards Update
No. 2019-12,
Income Taxes (Topic740): Simplifying the Accounting for Income Taxes
, which modifies and eliminates certain exceptions to the general principles of ASC 740,
Income Taxes
. ASU
2019-12
was adopted in the first quarter of fiscal 2022. The prospective adoption of ASU
2019-12
was not material.

In August 2018, the FASB issued ASU
2018-15,
Intangibles—Goodwill and of
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. ASU
2018-15
was adopted in the third quarter of fiscal 2022. The prospective adoption of ASU
2018-15
was not material.
Segment and Geographic Information
Segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and assess performance. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates as one operating segment.
The following table presents revenue by geographic location:

	Three Months Ended October 31,		Nine Months Ended October 31,
	2021	2020	2021	2020
United States	$6,226	$6,310	$17,210	$20,309
International	687	703	2,155	1,517

Total	$6,913	$7,013	$19,365	$21,826

Substantially all of the Company’s long-lived assets are located in the United States.

1.	Organization and Summary of Significant Accounting Policies
IronNet Cybersecurity, Inc. and subsidiaries (hereinafter “IronNet”, “we”, “us”, “our”, or the “Company”) provide a suite of technologies that provide real-time threat assessment and updates, behavioral modeling, big data analytics, and proactive threat detection and response capabilities as well as consulting services and training programs to protect against current and emerging cyber-threats.
The Company was incorporated in the State of Delaware in May 2014. The Company’s headquarters is located in McLean, Virginia.
The Company’s fiscal year ends on January 31. References to fiscal 2021, for example, refer to the fiscal year ending January 31, 2021.
The significant accounting policies followed by the Company are described below.
Principles of Consolidation
The consolidated financial statements include the accounts of controlled subsidiaries and affiliates and have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). All intercompany transactions have been eliminated in consolidated.
Foreign Currency Translation
The United States Dollar (USD) is the functional currency of IronNet and our subsidiaries in the United States. Our subsidiaries’ financial statements are maintained in their functional currencies, which is the local currency in their country of origin. Our foreign subsidiaries’ financial statements are translated into USD using the exchange rate applicable to the dates of the financial statements. Assets and liabilities are translated into USD using the period-end
spot foreign exchange rates. Income and expenses are translated into USD using the weighted-average exchange rates in effect during the period. Equity accounts are translated at historical exchange rates. The effects of these translation adjustments are reported as a component of Accumulated other comprehensive income (loss) included in the Consolidated Statements of Preferred Stock and Stockholders’ Equity.
Use of Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Such estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results may differ from estimates under different assumptions or conditions.
Revenue Recognition
The Company’s revenues are derived from sales of products, subscriptions, support and maintenance, and other services.
Revenue is recognized when all of the following criteria are met:

•
Identification of the contract, or contracts, with a customer
—A contract with a customer to account for exists when (i) the Company enters into an enforceable contract with a customer that defines each party’s rights regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, (ii) the contract has commercial substance and the parties are committed to perform, and (iii) the Company determines that collection of substantially all consideration to which it will be entitled in exchange for goods or services that will be transferred is probable based on the customer’s intent and ability to pay the promised consideration.

•
Identification of the performance obligations in the contract
—Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or service either on its own or together with other resources that are readily available from third parties or from us, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract. To the extent a contract includes multiple promised goods or services, the Company applies judgment to determine whether promised goods or services are capable of being distinct and distinct in the context of the contract. If these criteria are not met the promised goods or services are accounted for as a combined performance obligation.

•
Determination of the transaction price
—The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods or services to the customer.

•
Allocation of the transaction price to the performance obligations in the contract
—The Company allocates the transaction price to each performance obligation based on the amount of consideration expected to be received in exchange for transferring goods and services to the customer. If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation on a relative standalone selling price based on the observable selling price of our products and services.

•
Recognition of revenue when, or as, we satisfy performance obligations
—The Company satisfies performance obligations either over time or at a point in time as discussed in further detail below. Revenue is recognized at or over the time the related performance obligation is satisfied by transferring a promised good or service to a customer.

Accounts Receivable
Accounts receivable are generated from contracts with customers. Management determines the need for an allowance for doubtful accounts by evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. Management has evaluated the need for an allowance for doubtful accounts and no amounts were recorded as of January 31, 2021 and 2020, respectively.
Deferred revenue (Contract Liabilities)
Deferred revenue, which is a contract liability, consists of amounts for which we have the unconditional right to bill or advance from customers for which have not yet recognized revenue. We generally bill our customers in advance. To the extent the Company bills customers in advance of the contract commencement date, the accounts receivable and corresponding deferred revenue amounts are netted to zero on the consolidated balance sheets, unless such amounts have been paid as of the balance sheet date.
Deferred costs
The Company amortizes its contract fulfillment costs ratably over the contract term in a manner consistent with the related revenue recognition on that contract and are included in cost of revenue. These costs include appliance hardware and installation costs that are essential in providing the future benefit of the solution.
Deferred Commissions
Sales commissions contract are considered incremental and recoverable costs and are deferred and then amortized on a straight-line basis over the period of benefit determined to be between one and five years, which includes the contractual and expected renewal periods. The Company recognizes the incremental costs to initially obtain a contract with a customer on the statement of financial position if the Company expects the benefit of those costs to be longer than one year. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statement of operations.
Sales commissions paid upon renewal are substantially lower than the commissions paid to initially obtain the contract and are expensed in the period the contract is renewed. The majority of customer contracts are annual and as a result these renewals commissions are paid on an annual basis.
Cash Equivalents
The Company considers all highly-liquid instruments readily convertible into known amounts of cash with original maturities of three months or less to be cash equivalents.
Investments
The Company classifies our investments as
available-for-sale
and records these investments at fair value. Investments with an original maturity of three months or less at the date of purchase are considered cash equivalents, while all other investments are classified as short-term or long-term based on their maturities and their availability for use in current operations. Investments are A rated securities with maturities through October 16, 2020. Unrealized gains and losses are reported as a component of other comprehensive (loss) income of $(397) and $175 for the years ended January 31, 2021 and January 31, 2020, respectively. Realized gains and losses are reflected in our Consolidated Statements of Operations.
The investment account was closed during FY 2021. The cost basis for short term and long term investments at January 31, 2020 are $1,398 and $0, respectively.
Inventory
Inventory is stated at the lower of cost (determined on a FIFO basis) or net realizable value. No provisions have been made to reduce slow-moving, obsolete or unusable inventories to their net realizable values for January 31, 2021 and 2020. Substantially all of our inventory is finished goods.
Property and Equipment
Property and equipment is stated at cost and depreciated over the assets estimated useful life using the straight-line method. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. The Company has incurred repair and maintenance charges of
$10 and $67 for the years ended January 31, 2021 and 2020, respectively. When property and equipment is retired, or otherwise disposed of, the cost and accumulated depreciation and amortization is removed and any resulting gain or loss is included in the results of operations.

Computer and other equipment	3-5 years
Leasehold improvements	Shorter of life of lease or life of asset
Furniture and fixtures	7 years
Software	3 years
Software Development Costs
Costs related to research, design and development of software products prior to establishment of technological feasibility are included in research and development as incurred. Software development costs, if material, are capitalized, beginning when a product’s technological feasibility has been established using the working model approach and ending when a product is available for general release to customers. The costs capitalized were $629 and $0 for the years ended January 31, 2021 and 2020, respectively.
Research and Development
Research and development costs are expensed in the year incurred and relate to new product developments and new features and are primarily personnel related costs and acquired software costs. These costs totaled $25,754 and $26,587 for the years ended January 31, 2021 and 2020, respectively.
Advertising
The Company expenses advertising costs as incurred. Advertising costs were $2,631 and $1,129 for the years ended January 31, 2021 and 2020, respectively and are included in the Sales and Marketing expenses.
Stock-based Compensation
The Company recognizes expense for stock-based compensation awards based on the estimated fair value of the award on the date of grant, which is amortized on a straight-line basis over the employee’s or director’s requisite service period, generally the vesting period of the award.
The Company uses the Black-Scholes pricing model to estimate the fair value of options on the date of grant. The use of a valuation model requires management to make certain assumptions with respect to selected model inputs. The Company grants stock options at exercise prices determined equal to the fair value of common stock on the date of the grant. The fair value of the Company’s common stock at each measurement date is based on a number of factors, including the results of third-party valuations, the Company’s historical financial performance, and observable arms-length sales of the Company’s capital stock including convertible preferred stock, and the prospects of a liquidity event, among other inputs. The computation of expected option life is based on an average of the vesting term and the maximum contractual life of the Company’s stock options, as the Company does not have sufficient history to use an alternative method to the simplified method to calculate an expected life for employees. The Company estimates an expected forfeiture rate for stock options, which is factored into the determination of stock-based compensation expense. The volatility assumption is based on the historical and implied volatility of the Company’s peer group with similar business models. The risk-free interest rate is based on U.S. Treasury zero-coupon
issues with a remaining term equal to the expected life assumed at the date of grant. The dividend yield percentage is zero because the Company does not currently pay dividends nor does the Company intend to do so in the future.
These estimates involve inherent uncertainties and the use of different assumptions may have resulted in stock-based compensation expense that was different from the amounts recorded.
Merger Agreement and Reverse Recapitalization
On August 26, 2021, LGL Systems Acquisition Corp. (“Legacy LGL”), through its subsidiary LGL Systems Merger Sub Inc. (“Merger Sub”) and Legacy IronNet, all of them Delaware corporations, consummated the closing of the transactions contemplated by the Merger Agreement, dated March 15, 2021 and as amended August 6, 2021, by and among Legacy IronNet, Legacy LGL, and Merger Sub, following their approval at a special meeting of the stockholders of Legacy LGL held on August 26, 2021 (the “Merger”).
Pursuant to the terms of the Merger Agreement, a merger of Legacy IronNet and Legacy LGL was effected by the merger of Merger Sub with and into Legacy IronNet, with Legacy IronNet surviving the Merger as a wholly-owned subsidiary of Legacy LGL. Following the consummation of the Merger, Legacy LGL changed its name from LGL Systems Acquisition Corp. to IronNet, Inc. on the closing date. Pursuant to the Merger Agreement, at the effective time of the Merger, (i) each outstanding share of Legacy IronNet common stock and preferred stock (with each share of Legacy IronNet preferred stock being treated as if it were converted into ten (10) shares of Legacy IronNet common stock on the effective date of the Merger) was converted into the right to receive (a) a number of shares of Company common stock equal to the Exchange Ratio (as defined below) and (b) a cash amount payable in respect of fractional shares of Legacy IronNet common stock that would otherwise be issued in connection with the foregoing conversion, if applicable, and (ii) each Legacy IronNet option, restricted stock unit, restricted stock award that was outstanding immediately prior to the closing of the Merger (and by its terms did not terminate upon the closing of the Merger) remains outstanding and (x) in the case of options, represents the right to purchase a number of shares of Company common stock equal to the number of shares of Legacy IronNet common stock subject to such option multiplied by the Exchange Ratio used for Legacy IronNet common stock (rounded down to the nearest whole share) at an exercise price per share equal to the current exercise price per share for such option divided by the Exchange Ratio (rounded up to the nearest whole cent) and (y) in the case of restricted stock units and restricted stock awards, represent a number of shares of Company common stock equal to the number of shares of Legacy IronNet common stock subject to such restricted stock unit or restricted stock award multiplied by the Exchange Ratio (rounded down to the nearest whole share).
The Exchange Ratio was 0.8141070 of a share of Company common stock per fully-diluted share of Legacy IronNet common stock.
The Merger was accounted for as a Reverse Recapitalization in accordance with Accounting Standards Codification (“ASC”) 805, Business Combination.
As a result of Legacy IronNet being the accounting acquirer in the Merger, the financial reports filed with the SEC by the Company subsequent to the Merger are prepared as if Legacy IronNet is the accounting predecessor of the Company. The historical operations of Legacy IronNet are deemed to be those of the Company. The recapitalization of the number of shares of common stock is reflected retroactively to the earliest period presented and will be utilized for calculating loss per share in all prior periods presented.

All shares and related share prices covering periods prior to the closing of the Merger on August 26, 2021 have been expressed on a post-conversion basis through the application of the Merger-related exchange ratio of
0.814107
, whereby a share or share equivalent of Legacy IronNet is now being expressed in its post conversion equivalent and making it directly comparable to the share, share equivalents and related prices that are presented elsewhere in this report.

Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company is subject to income taxes in U.S. federal jurisdictions and various state jurisdictions. Tax regulations within each jurisdiction are subject to interpretation of the related tax laws and regulations and require significant judgment to apply. The Company recognizes tax liabilities for uncertain tax positions when it is more likely than not that a tax position will not be sustained upon examination and settlement with various taxing authorities. Liabilities for uncertain tax positions are measured based upon the largest amount of benefit that is greater than 50% likely of being realized upon settlement. The guidance on accounting for uncertainty in income taxes also addresses de-recognition,
classification, interest and penalties on income taxes, and accounting in interim periods. Management has evaluated the Company’s tax positions and has concluded that the Company has taken no uncertain tax positions that require adjustment to the financial statements.
Segment and Geographic Information
Segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”), in deciding how to allocate resources and access performance. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, management has determined that the Company operates as one operating segment. The Company presents financial information about its geographic areas in Note 10, Geographic Information, to the consolidated financial statements.
Fair Value of Financial Instruments
The fair value of the Company’s cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their carrying amounts due to the relatively short maturity of these items.
Concentrations of Credit Risk
The Company’s assets that are exposed to credit risk consist primarily of cash and cash equivalents and accounts receivable. Cash and cash equivalents are maintained at financial institutions and, at times, balances may exceed federally insured limits. The Company has never experienced any losses related to these balances. Amounts on deposit in excess of federally insured limits or accounts not included in federally insured limits at January 31, 2021 approximates $30,728. Accounts receivable consist primarily of amounts due from commercial entities. Historically, the Company has not experienced significant losses related to accounts receivable and, therefore, believes that the credit risk related to accounts receivable is minimal.
Going Concern
As of January 31, 2021, the Company had cash and cash equivalents of $31,543 and collectable receivables of $6,667. The Company completed its latest investment fund raising round in fiscal 2021, securing a total of $68,012 in new capital to further fund company operations. Nevertheless, the Company has incurred recurring losses from operations and expects to continue to incur significant costs in pursuit of its next round of financing in fiscal 2022 for capital funding purposes. Management plans to address this need for capital through that round of financing. Though the Company has had prior success in raising capital on favorable terms in its three previous rounds, the Company cannot assure that its plans to raise capital will be successful. These factors, when considered in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.
Recent Accounting Pronouncements not Yet Adopted
The FASB issued ASU No.
2016-02, Leases
(Topic 842) (“ASU
2016-02”),
which supersedes the current lease requirements in ASC 840, Leases. ASU
2016-02
requires lessees to recognize a
right-of-use
asset and related lease liability for all leases, with a limited exception for short-term
leases. Leases will be classified as either finance or operating, with the classification affecting the pattern of expense recognition in the statement of operations. Currently, leases are classified as either capital or operating, with any capital leases recognized on the consolidated balance sheets. The reporting of lease-related
expenses in the consolidated statements of operations and cash flows will be generally consistent with the current guidance. The new lease guidance will be effective for the year ending January 31, 2023 and will be applied using a modified retrospective transition method to either the beginning of the earliest period presented or the beginning of the year of adoption. The Company is currently evaluating the impact of adopting the new standard. The adoption of this standard will require the recognition of a right of use asset and liability on the Company’s consolidated balance sheets.
In June 2016, the FASB issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments (Topic 326). This standard requires a new method for recognizing credit losses that is referred to as the current expected credit loss (CECL) method. The CECL method requires the recognition of all losses expected over the life of a financial instrument upon origination or purchase of the instrument, unless the company elects to recognize such instruments at fair value with changes in profit and loss (the fair value option). This standard is effective for the Company for the fiscal years beginning after December 15, 2022. Management is currently evaluating the potential impact on this guidance on its financial statements.
In August 2018, the FASB issued ASU
2018-15,
Intangibles - Goodwill and Other -
Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract. This standard requires capitalization of the implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain
internal
-use
software. Further, the standard also requires the Company to expense the capitalized implementation costs of a hosting arrangement over the term of the hosting arrangement. This standard is effective for the Company for fiscal years beginning after December 15, 2020. Management will evaluate the potential impact of this guidance on its financial statements.